Acquisitions And Divestitures (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended							12 Months Ended			3 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2010	Jun. 30, 2010	Feb. 29, 2012 Verizon And RedBox Digital Entertainment Services [Member]	Apr. 30, 2011 Terremark Acquisition Cash Paid Per Share [Member]	Dec. 31, 2010 Spinco [Member]	Dec. 31, 2009 Spinco [Member]	Jan. 31, 2009 Alltel Divestiture Markets [Member]	Jun. 30, 2010 ATN Divestiture [Member]	Dec. 31, 2010 Alltel Acquisition [Member]	Dec. 31, 2009 Alltel Acquisition [Member]	Jul. 31, 2010 Verizon Stockholder Interests Following Merger Between Frontier and Spinco [Member]	Jan. 31, 2009 States With Operating Markets Divested As Regulatory Condition [Member] Alltel Divestiture Markets [Member]	Dec. 31, 2010 AT&T [Member]	Jun. 30, 2010 AT&T Mobility [Member] Alltel Divestiture Markets [Member]	Dec. 31, 2011 Acquired Customer Relationships	Dec. 31, 2011 Acquired Other Intangible Assets years	Dec. 31, 2011 Spectrum Licenses To Be Acquired From Spectrum Co LLC [Member]
Business Acquisition [Line Items]
Cost related to acquisition								$ 19
Merger integration and acquisition related charges	13,000,000		867,000,000	954,000,000									900,000,000	1,200,000,000
Cash acquired from acquisition	100,000,000
Amortization period for acquired customer relationships - years																			13
Amortization period for acquired other intangibles - years																				5
Number of states with certain local exchange and related landline assets that were spun off					14
Total value of the Spinco transaction to Verizon and its stockholders															8,600,000,000
Costs incurred related to the separation of the wireline facilities and operations in the markets that were divested to operate on a stand-alone basis subsequent to the closing of the transaction with Frontier									500,000,000	200,000,000
Costs incurred related to separation of wireline facilities cost reduction initiatives				200,000,000
Number of operating markets divested as regulatory condition of acquisition						105					105
Number of states with operating markets divested as regulatory condition of acquisition																24
Number of operating markets divested												26						79
Cash amount paid to Verizon for licenses and network assets related to Alltel divestiture markets			2,594,000,000									200,000,000						2,400,000,000
Merger integration charges													200,000,000
Acquisitions																	200,000,000				3,900,000,000
Verizon ownership percentage							65.00%
Minority interest percentage		45.00%					35.00%
Property exchanged for agreement to purchase licenses		700 MHz A block license
Number of operating markets acquired																	6
Wireless licenses		73,250,000,000	72,996,000,000														100,000,000
Goodwill acquired		$ 1,369,000,000	$ 13,000,000														$ 100,000,000